Acquisition of Otis Gold Corp.	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Acquisition of Otis Gold Corp.

5. ACQUISITION OF OTIS GOLD CORP.

On April 22, 2020, the Company completed a plan of arrangement to acquire Otis Gold Corp. (“Otis”). Otis shareholders received 0.046 of a common share of the Company for each Otis common share held (the “Exchange Ratio”), resulting in the issuance of 8,130,630 Excellon common shares. The acquisition also resulted in outstanding Otis stock options and warrants being converted to Excellon stock options and warrants at the Exchange Ratio, resulting in the issuance of 531,895 Excellon stock options (“Replacement Options”) and 305,060 Excellon warrants exercisable at C$3.30 until March 29, 2022 (“Replacement Warrants”) (collectively, the “Transaction”).

On closing of the Transaction, Otis assets consisted primarily of mineral properties. As Otis did not have processes capable of generating outputs, Otis did not meet the definition of a business in accordance with IFRS 3 Business Combinations, and as a result the Transaction has been accounted for as an asset acquisition. The value of consideration paid after allocation to the other net assets acquired, was allocated to Otis’ Kilgore and Oakley mineral properties based on their relative fair values on April 22, 2020.

The purchase price has been determined and allocated as follows:

		April 22, 2020
		$

Purchase price	Common shares of Excellon issued	16,370
	Fair value of Excellon options issued	361
	Fair value of Excellon warrants issued	233
	Transaction costs	1,723
		18,687

Assets acquired	Cash	51
	Tax receivables, prepaid expenses and other assets	24
	Property, plant and equipment	35
	Reclamation deposits	53
	Right of use assets	48
	Mineral rights - Oakley Project	5,332
	Mineral rights - Kilgore Gold Project	13,711

Liabilities Assumed	Trade payables	(166)
	Convertible loan from Excellon	(353)
	Current and long-term lease liabilities	(48)
		18,687

Upon completion of the Transaction, the C$500 loan owed by Otis to Excellon became an intercompany loan and was eliminated on consolidation. Included in transaction costs is C$856 relating to Otis’ transaction costs incurred, assumed, and paid by Excellon after closing the Transaction.

The fair value of the common shares issued amounted to $16,370 based on the trading price of the Company’s shares on the issuance date (C$2.85). The fair value of the Replacement Options and Replacement Warrants was determined using the Black-Scholes pricing model with the following assumptions:

	Stock Options	Warrants
Exercise price	C$1.10 - C$7.65	C$3.30
Expected life (years)	0.23 - 4.00	1.9
Volatility	72.9% - 87.9%	79.1%
Risk-free rate	0.66% - 0.75%	0.66%